Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000012491
Average Annual Return [Line Items]
Average Annual Return, Percent	11.73%	7.89%	9.39%
C000012493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000012491
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%	9.17%	10.04%
Without Sales Load [Member] | C000112762
Average Annual Return [Line Items]
Average Annual Return, Percent	19.06%	9.66%	10.53%
Without Sales Load [Member] | C000012493
Average Annual Return [Line Items]
Average Annual Return, Percent	18.96%	9.53%	10.38%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Average Annual Return, Percent	26.56%	8.65%	10.94%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Average Annual Return, Percent	26.56%	8.65%	10.94%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Average Annual Return, Percent	26.56%	8.65%	10.94%